Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40626
Entity Registrant Name	VTEX
Entity Central Index Key	0001793663
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Harbour Place
Entity Address, Address Line Two	103 South Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1002
Title of 12(b) Security	Class A common shares, nominal value of US$0.0001
Trading Symbol	VTEX
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers
Auditor Location	Rio de Janeiro, Brazil
Auditor Firm ID	1351
Auditor Opinion

VTEX and its subsidiaries (the “Company”)

Report of independent registered public accounting firm

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of VTEX

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of VTEX and its subsidiaries (the "Company") as of December 31, 2024 and 2023 and the related consolidated statements of profit or loss, comprehensive income, changes in shareholders' equity and cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers Auditores Independentes Ltda.

Rio de Janeiro, Brazil

February 25, 2025

We have served as the Company’s auditor since 2020.

Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Harbour Place
Entity Address, Address Line Two	103 South Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1002
Contact Personnel Name	Ricardo Camatta Sodré
Contact Personnel Email Address	investors@vtex.com
Country Region	1
City Area Code	345
Local Phone Number	949-8599
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	103,947,244
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	80,866,730